Credit Risk - Summary of Commercial Real Estate by Credit Performance (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Retail Banking Segment [member]
Disclosure of performance obligations [line items]
Consumer loans	£ 257	£ 257
Commercial Real Estate [member]
Disclosure of performance obligations [line items]
Consumer loans	£ 6,202	£ 7,886